Equity (Details)			1 Months Ended						6 Months Ended
	May 31, 2024 USD ($) $ / shares shares	Apr. 30, 2024 USD ($) shares	Mar. 31, 2025 shares	Sep. 30, 2024 USD ($)	May 31, 2024 USD ($) $ / shares shares	Oct. 31, 2023	Aug. 31, 2023 USD ($) $ / shares	Jun. 30, 2023	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	May 31, 2025 shares	Jan. 31, 2025 $ / shares	Dec. 31, 2024 shares	Nov. 30, 2024 $ / shares	Apr. 17, 2024 USD ($)	Dec. 15, 2023 USD ($)
Equity [Line Items]
Gross purchase price (in Dollars)									$ 118,403,000	$ 155,692,000
Fair value of shares issued amount (in Dollars)									$ 118,540,000	$ 144,563,000
Shares authorized | shares									10,062,187		10,062,187
Shares converted | shares			4,000,000
Number of share repurchase programs						2		2
Share repurchase program for consideration (in Dollars)									$ 21,000,000
Number of shares repurchased, under stock repurchase program | shares									1,600,000
Treasury shares purchased | shares										606,756
Amount represents authorized to repurchase of ordinary shares (in Dollars)									$ 9,100,000
Stock repurchase program, ordinary share, authorized (in Dollars)									40,000,000
Sales Agents [Member]
Equity [Line Items]
Number of shares issued | shares										1,031,072
Class A ordinary shares [Member]
Equity [Line Items]
Gross purchase price (in Dollars)									$ 118,500,000	$ 5,600,000
Number of shares issued | shares									7,094,457				6,130,708
Fair value of shares issued amount (in Dollars)									$ 1,000	$ 3,000
Number of instruments or interests issued or issuable									9,588,584				8,088,970
Share repurchase program for consideration (in Dollars)															$ 2,000,000	$ 1,000,000
Number of shares repurchased, under stock repurchase program | shares									1,672,200	606,756
Amount of share repurchase proceeds used to repurchase ordinary shares (in Dollars)										$ 2,600,000
Number of shares purchased in zero-strike call option transaction | shares									10,205,300
Class A ordinary shares [Member] | B. Riley Principal Capital II, LLC [Member]
Equity [Line Items]
Number of shares authorized, value (in Dollars)							$ 150,000,000
Par value (in Dollars per share) | $ / shares							$ 0.0000001
Gross purchase price (in Dollars)							$ 150,000,000
Number of shares issued | shares										6,922,648
Net proceeds (in Dollars)										$ 51,600,000
Class A ordinary shares [Member] | Sales Agents [Member]
Equity [Line Items]
Par value (in Dollars per share) | $ / shares										$ 0.0000001		$ 0.0000001
Number of shares issued | shares									6,076,388
Class A ordinary shares [Member] | Renol Invest AS and Bryhni.com AS [Member]
Equity [Line Items]
Number of shares issued | shares		417,130
Fair value of shares issued amount (in Dollars)		$ 2,400,000
Class A ordinary shares [Member] | Tether International Limited [Member]
Equity [Line Items]
Gross purchase price (in Dollars)	$ 100,000,000
Shares authorized | shares	18,587,360	10,062,187			18,587,360
The exercisable price of warrants (in Dollars per share) | $ / shares	$ 10				$ 10
Class A ordinary shares [Member] | Major ordinary share transactions [member]
Equity [Line Items]
Amount of share repurchase proceeds used to repurchase ordinary shares (in Dollars)				$ 10,000,000					$ 20,000,000
Promissory Note [Member] | Class A ordinary shares [Member]
Equity [Line Items]
Shares authorized | shares	5,186,627				5,186,627
The exercisable price of warrants (in Dollars per share) | $ / shares														$ 50
June Convertible Senior Notes [Member]
Equity [Line Items]
Proceeds from offering used to enter into zero-strike call option transaction (in Dollars)									$ 129,600,000
2024 Share Repurchase Program [Member]
Equity [Line Items]
Number of shares repurchased, under stock repurchase program | shares									935,762
Convertible instruments [member] | Class A ordinary shares [Member]
Equity [Line Items]
Repurchase of ordinary shares | shares									790,000
Series A Preferred Shares [Member] | Tether International Limited [Member]
Equity [Line Items]
Residual net transaction amount (in Dollars)					$ 87,400,000